TAXATION - Current and deferred components of the income tax expense (benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Current tax benefit	¥ (2,269)	$ (311)	¥ (7,014)	¥ (8,765)
Deferred tax benefit	(15,236)	(2,087)	(17,559)	(62,141)
Income tax expense	¥ (17,505)	$ (2,398)	¥ (24,573)	¥ (70,906)